Discontinued Operation (Details) - Discontinued Operations, Held-for-Sale [Member] ¥ in Millions	May 10, 2023 USD ($)	Dec. 16, 2020 USD ($)	Dec. 16, 2020 CNY (¥)
Hexin E Commerce Company Limited [Member]
Discontinued Operation [Line Items]
Cash consideration		$ 726,781	¥ 5
Disposition SPA [Member]
Discontinued Operation [Line Items]
Cash consideration	$ 215,000